Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Goodwill and Other Intangible Assets

	Goodwill $m	Brands $m	Software $m	Management agreements $m	Other intangibles $m	Total $m

Cost

At 1 January 2023	513	439	825	122	26	1,925

Additions	–	–	52	–	1	53

Fully amortised assets written off	–	–	(52)	–	(3)	(55)

Disposals	–	–	(1)	–	–	(1)

Exchange and other adjustments	3	–	1	–	–	4

At 31 December 2023	516	439	825	122	24	1,926

Additions	–	–	48	–	1	49

Fully amortised assets written off	–	–	(49)	–	(1)	(50)

Disposals	–	–	(4)	–	–	(4)

Exchange and other adjustments	(5)	–	–	–	–	(5)

At 31 December 2024	511	439	820	122	24	1,916

Amortisation and impairment

At 1 January 2023	(178)	–	(486)	(101)	(16)	(781)

Provided	–	–	(18)	(1)	(2)	(21)

System Fund expense	–	–	(76)	–	(1)	(77)

Fully amortised assets written off	–	–	52	–	3	55

Disposals	–	–	1	–	–	1

Exchange and other adjustments	(2)	–	(1)	(1)	–	(4)

At 31 December 2023	(180)	–	(528)	(103)	(16)	(827)

Provided	–	–	(17)	(1)	(1)	(19)

System Fund expense	–	–	(77)	–	(1)	(78)

Impairment charge	–	–	(2)	–	–	(2)

System Fund impairment charge	–	–	(3)	–	–	(3)

Fully amortised assets written off	–	–	49	–	1	50

Disposals	–	–	4	–	–	4

Exchange and other adjustments	–	–	1	–	–	1

At 31 December 2024	(180)	–	(573)	(104)	(17)	(874)

Net book value

At 31 December 2024	331	439	247	18	7	1,042

At 31 December 2023	336	439	297	19	8	1,099

At 1 January 2023	335	439	339	21	10	1,144

Summary of Carrying Value of Goodwill and Indefinite Life Brands were Allocated to CGUs for Year-end Impairment Testing

	At 1 January 2023 $m	Exchange adjustments $m	At 31 December 2023 $m	Exchange adjustments $m	At 31 December 2024 $m		Analysed as:
						Goodwill $m	Brands $m

Americas (group of CGUs)	419	–	419	–	419	132	287

EMEAA (group of CGUs)	331	1	332	(5)	327	191	136

Greater China	24	–	24	–	24	8	16

	774	1	775	(5)	770	331	439

Summary of Terminal Growth Rates and Discount Rates Used in Impairment Tests
The weighted average terminal growth rates and
pre-tax
discount rates are as follows:

	2024		2023

	Terminal growth rate %	Pre-tax discount rate %	Terminal growth rate %	Pre-tax discount rate %

Americas	2.1	11.6	1.6	13.0

EMEAA	2.5	13.6	2.4	15.1

Greater China	2.5	10.5	2.5	12.1